Long-Term Debt - Additional Information (Details)		1 Months Ended					12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) credit_facility	Jul. 31, 2017 USD ($) vessel	Dec. 31, 2018 USD ($) credit_facility vessel SecurityLoan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal	$ 741,992,000	$ 741,992,000			$ 963,247,000		$ 741,992,000	$ 963,247,000
Proceeds from financing related to sales and leaseback of vessels							$ 241,339,000	$ 153,000,000	$ 0
Interest at a weighted-average fixed rate	4.60%	4.60%			3.50%		4.60%	3.50%
Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan							2
Total principal	$ 323,995,000	$ 323,995,000			$ 423,512,000		$ 323,995,000	$ 423,512,000
Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity							$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%	5.00%					5.00%
Debt default, amount in excess not paid when due	$ 50,000,000.0	$ 50,000,000.0					$ 50,000,000.0
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity							$ 100,000,000
Minimum liquidity as a percentage of debt	7.50%	7.50%					7.50%
Debt default, amount in excess not paid when due	$ 100,000,000	$ 100,000,000					$ 100,000,000
Term Loan Due 2021 | Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan							3
Total principal	$ 324,000,000	$ 324,000,000			$ 423,500,000		$ 324,000,000	$ 423,500,000
Fixed rate percentage	5.40%	5.40%			5.40%		5.40%	5.40%
Working Cap Loan | Loans Payable
Debt Instrument [Line Items]
Credit facilities borrowing capacity			$ 40,000,000.0
Option to increase maximum borrowing capacity (up to)			$ 15,000,000
Debt term after first utilization date (in months)			6 months
Debt term extension period (in months)			6 months
Minimum amount to maintain			$ 15,000,000
Amounts drawn from facility	$ 0	$ 0					$ 0
2017 Revolver
Debt Instrument [Line Items]
Number of debt instruments | credit_facility					2
Secured long-term debt facility					$ 270,000,000			$ 270,000,000
Repayments of debt					$ 215,800,000
Collateral, number of vessels | vessel	7	7					7
Minimum hull coverage ratio		125.00%
Actual hull coverage ratio	163.00%	163.00%			191.00%		163.00%	191.00%
2017 Revolver | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term (at least) (in months)							6 months
Minimum liquidity covenant requirement	$ 35,000,000	$ 35,000,000					$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%	5.00%					5.00%
2016 Debt Facility
Debt Instrument [Line Items]
Secured long-term debt facility										$ 894,400,000.0
Collateral, number of vessels | vessel	29	29					29
Minimum hull coverage ratio							125.00%
Actual hull coverage ratio	137.00%	137.00%			145.00%		137.00%	145.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term (at least) (in months)							6 months
Minimum liquidity covenant requirement	$ 35,000,000	$ 35,000,000					$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%	5.00%					5.00%
Remaining Secured Debt | Remaining Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | credit_facility							2
Remaining Secured Debt | Secured Debt
Debt Instrument [Line Items]
Collateral, number of vessels | vessel	6	6					6
Minimum
Debt Instrument [Line Items]
Percentage of margin							0.30%
Minimum | Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term (at least) (in months)							6 months
Maximum
Debt Instrument [Line Items]
Percentage of margin							3.50%
LIBOR | Working Cap Loan | Loans Payable
Debt Instrument [Line Items]
Percentage of margin			3.50%
LIBOR | Minimum | Secured Debt
Debt Instrument [Line Items]
Percentage of margin							0.30%	0.30%
LIBOR | Maximum | Secured Debt
Debt Instrument [Line Items]
Percentage of margin							2.00%	2.00%
Secured Debt Two | Minimum | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term (at least) (in months)							6 months
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 417,997,000	$ 417,997,000			$ 539,735,000		$ 417,997,000	$ 539,735,000
Revolving Credit Facilities | Term Loan
Debt Instrument [Line Items]
Aggregate annual long-term principal repayments, 2019	106,700,000	106,700,000					106,700,000
Aggregate annual long-term principal repayments, 2020	118,600,000	118,600,000					118,600,000
Aggregate annual long-term principal repayments, 2021	430,100,000	430,100,000					430,100,000
Aggregate annual long-term principal repayments, 2022	86,600,000	86,600,000					$ 86,600,000
Revolving Credit Facilities | Revolving Credit Facilities Due through 2022
Debt Instrument [Line Items]
Number of debt instruments | credit_facility							2
Credit facilities borrowing capacity					628,300,000.0			628,300,000.0
Undrawn amount of revolving credit facility	11,800,000	11,800,000			$ 88,600,000		$ 11,800,000	$ 88,600,000
Revolving Credit Facilities | 2019
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers							16,800,000
Revolving Credit Facilities | 2020
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers							16,800,000
Revolving Credit Facilities | 2021
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers							309,500,000
Revolving Credit Facilities | 2022
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers							86,700,000
Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facilities borrowing capacity	$ 429,800,000.0	429,800,000.0					$ 429,800,000.0
Revolving Credit Facilities | LIBOR | Minimum
Debt Instrument [Line Items]
Percentage of margin							2.00%	0.45%
Revolving Credit Facilities | LIBOR | Maximum
Debt Instrument [Line Items]
Percentage of margin							2.75%	2.75%
Capital Lease
Debt Instrument [Line Items]
Number of vessels | vessel	14						14
Minimum liquidity covenant requirement	$ 35,000,000	$ 35,000,000					$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%	5.00%					5.00%
Capital Lease | Minimum
Debt Instrument [Line Items]
Debt term (at least) (in months)							6 months
November 2018 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels			$ 84,700,000
Number of vessels | vessel			4				4
Minimum hull coverage ratio							100.00%
Actual hull coverage ratio	122.00%	122.00%			0.00%		122.00%	0.00%
September 2018 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels				$ 156,600,000
Number of vessels | vessel							6
Actual hull coverage ratio	91.00%	91.00%			0.00%		91.00%	0.00%
July 2017 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels						$ 153,000,000
Number of vessels | vessel							4
Actual hull coverage ratio	101.00%	101.00%			105.00%		101.00%	105.00%
Aframax Tankers | November 2018 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Number of vessels | vessel			2
Aframax Tankers | September 2018 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Number of vessels | vessel				6
Suezmax Tankers | November 2018 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Number of vessels | vessel			1
Suezmax Tankers | July 2017 Sale Leaseback | Capital Lease
Debt Instrument [Line Items]
Number of vessels | vessel						4